Long-Term Debt (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Debt Instrument [Line Items]
Subordinated debt	₨ 431,896.9	$ 5,055.5	₨ 407,531.3
Others	5,436,429.4	63,636.1	6,244,131.6
Debt issuance cost	(2,163.1)	(25.3)	(2,890.9)
Total	₨ 5,866,163.2	$ 68,666.3	₨ 6,648,772.0